Investment Strategy - SIT LARGE CAP GROWTH FUND INC	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $5 billion or more at the time of purchase.
Sit Investment Associates, Inc. (the “Adviser”) invests in domestic growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.